Average Annual Total Returns - Retail - Vanguard New Jersey Long-Term Tax-Exempt Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	Investor Shares Return After Taxes on Distributions 1 Year	Investor Shares Return After Taxes on Distributions 5 Years	Investor Shares Return After Taxes on Distributions 10 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares 10 Years	Bloomberg Barclays NJ Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays NJ Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays NJ Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	6.02%	5.08%	5.20%	5.81%	4.92%	5.09%	4.93%	4.68%	4.86%	6.10%	5.17%	5.28%	5.60%	5.11%	5.15%	5.21%	3.91%	4.63%